Subsequent Events (Details Narrative) (10-K)				12 Months Ended
	Apr. 06, 2021 USD ($)	Feb. 05, 2021 a	Feb. 02, 2021 USD ($) a	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Purchase price				$ 170,000
Subsequent Event [Member]
Debt description		The terms of the debt are to provide 50% of the value of the land purchase price and 80% of the value of the site improvements and infrastructure.
Subsequent Event [Member] | Coachella [Member]
Area of land | a		41.37
Subsequent Event [Member] | Land Purchase Agreement [Member]
Area of land | a			41.37
Purchase price	$ 4,400,000		$ 4,100,000
Increased purchase price			$ 4,200,000